Accounting for Derivative Instruments and Hedging Activities - FV of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 2,069
Derivative Asset, Fair Value, Gross Asset	3
Derivative Liability, Fair Value, Gross Liability	76	$ 100
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative Asset	2
Fair Value of Gross Derivative Assets/(Liabilities), Net	(73)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	(73)
MMbtu [Member] | Natural Gas [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3	4
United States of America, Dollars | Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,070	1,991
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2
Derivative Liability, Fair Value, Gross Liability	1
Derivative Asset, Fair Value, Gross Liability	0
Derivative Asset	2
Derivative Liability, Fair Value, Gross Asset	0
Derivative Liability	1
Fair Value of Gross Derivative Assets/(Liabilities), Net	1
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	1
Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1
Derivative Liability, Fair Value, Gross Liability	75
Derivative Asset, Fair Value, Gross Liability	1
Derivative Asset	0
Derivative Liability, Fair Value, Gross Asset	1
Derivative Liability	74
Fair Value of Gross Derivative Assets/(Liabilities), Net	(74)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	(74)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1
Derivative Liability, Fair Value, Gross Liability	65	90
Designated as Hedging Instrument [Member] | Interest Rate Contract Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivative Liability, Fair Value, Gross Liability	26	34
Designated as Hedging Instrument [Member] | Interest Rate Contract Non Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1
Derivative Liability, Fair Value, Gross Liability	39	56
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2
Derivative Liability, Fair Value, Gross Liability	11	10
Not Designated as Hedging Instrument [Member] | Interest Rate Contract Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivative Liability, Fair Value, Gross Liability	5	3
Not Designated as Hedging Instrument [Member] | Interest Rate Contract Non Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivative Liability, Fair Value, Gross Liability	5	5
Not Designated as Hedging Instrument [Member] | Commodity Contract Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2
Derivative Liability, Fair Value, Gross Liability	$ 1	$ 2